S000088170 [Member] Performance Management - Global Opportunities Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. You can obtain updated performance information at www.bridgewayfunds.com or by calling 800-661-3550. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented.
Performance Availability Website Address [Text]	www.bridgewayfunds.com
Performance Availability Phone [Text]	800-661-3550